Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Schedule of Inventories

Inventories, net consist of the following:

	December 31,
	2014	2013
Raw materials	$554	$501
Finished goods	63	-
Work in progress	53	236
Subtotal	670	737
Less: inventory reserve	(48)	(12)
Inventory, net	$622	$725